Insurance contract liabilities - Disclosure of insurance contracts liability (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 11,958,058	S/ 12,501,723
Insurance Contract By Term [Abstract]
Short term	949,512	1,035,915
Long term	11,008,546	11,465,808
Technical reserves for insurance premiums (b)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	11,735,995	12,298,075	S/ 11,223,456	S/ 10,057,146
Technical reserves for claims (c)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 222,063	S/ 203,648	S/ 203,175	S/ 293,508